UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on 6/30/01, 9/30/01 & 12/31/01.

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: 559818

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AON CORPORATION                COMM STK         037389103   27951   816100   SH      SOLE          706100        0   110000
APPLIED MATERIALS INC          COMM STK         038222105   74407  1255822   SH      SOLE          332600        0   923222
APPLIED MICRO CIRCUITS CO      COMM STK         03822W109   14492    70000   SH      SOLE               0        0    70000
ARTISTDIRECT INC               COMM STK         04315D103     802   650000   SH      SOLE               0        0   650000
BROCADE COMM SYS               COMM STK         111621108    3144    34250   SH      SOLE            9250        0    25000
CHECK POINT SOFTWARE           COMM STK         M22465104   13333    99800   SH      SOLE           17800        0    82000
CHINA MOBILE LIMITED           ADR              16941M109   47249  1741900   SH      SOLE          622700        0  1119200
CHINA UNICOM                   ADR              16945R104   17166   787000   SH      SOLE               0        0   787000
CHINA PETROLEUM & CHEMICAL     ADR              16941R108    3660   240000   SH      SOLE               0        0   240000
COSTCO WHOLESALE CORP          COMM STK         22160K105    7994   200000   SH      SOLE               0        0   200000
DIRECT FOCUS INC               COMM STK         254931108    3367   100400   SH      SOLE             400        0   100000
ELOYALTY CORP                  COMM STK         290151109    2606   400000   SH      SOLE               0        0   400000
EMC CORP                       COMM STK         268648102   48326   726700   SH      SOLE          599700        0   127000
EQUITY RESIDENTIAL PPTYS       COMM STK         29476L107     835    15100   SH      SOLE            2100        0    13000
GAINSCO INC                    COMM STK         363127101     788   300000   SH      SOLE               0        0   300000
GALILEO INTERNATIONAL INC      COMM STK         363547100     533    26650   SH      SOLE           10650        0    16000
GENLYTE GROUP INC              COMM STK         372302109     378    18000   SH      SOLE            4500        0    13500
HERCULES INCORPORATED          COMM STK         427056106    4745   365283   SH      SOLE          268500        0    96783
IDEC PHARMACEUTICALS           COMM STK         449370105    7619    40200   SH      SOLE               0        0    40200
IMMUNE RESPONSE CORP           COMM STK         45252T106    3398   500000   SH      SOLE               0        0   500000
JDS UNIPHASE CORP              COMM STK         46612J101   64204   535730   SH      SOLE          305130        0   230600
LONGVIEW FIBRE CO              COMM STK         543213102    3184   265300   SH      SOLE          130300        0   135000
MICRO THERAPEUTICS INC         COMM STK         59500W100    1019   200000   SH      SOLE               0        0   200000
NETSOLVE INC                   COMM STK         64115J106    1525   200000   SH      SOLE               0        0   200000
NORDSTROM INC                  COMM STK         655664100    2769   177900   SH      SOLE          133200        0    44700
NOVEN PHARMACEUTICALS INC      COMM STK         670009109     931    25000   SH      SOLE               0        0    25000
PLACER DOME INC                COMM STK         725906101    2796   296300   SH      SOLE          146300        0   150000
PROXICOM INC                   COMM STK         744282104     704   170000   SH      SOLE               0        0   170000
QLOGIC CORP                    COMM STK         747277101   14849   192300   SH      SOLE           84800        0   107500
REGISTER COM                   COMM STK         75914G101    4756   505600   SH      SOLE          125700        0   379900
SARA LEE CORPORATION           COMM STK         803111103    1228    50000   SH      SOLE           19500        0    30500
SEALED AIR CORPORATION         COMM STK         81211K100     732    24015   SH      SOLE            1900        0    22115
SINCLAIR BROADCAST GROUP       COMM STK         829226109    2868   394736   SH      SOLE          340900        0    53836
SPRINT CORPORATION             COMM STK         852061506   64843  3172740   SH      SOLE          670700        0  2502040
SKYLINE CORP                   COMM STK         830830105    1087    51000   SH      SOLE           24000        0    27000
SYSCO CORPORATION              COMM STK         871829107   27324   590000   SH      SOLE          334200        0   255800
UNIVERSAL HEALTH SVS           COMM STK         913903100    1732    15500   SH      SOLE             500        0    15000
VERITAS SOFTWARE CO            COMM STK         923436109   42222   482365   SH      SOLE          170365        0   312000
VIACOM INC                     COMM STK         925524308   10900   233150   SH      SOLE          193500        0    39650
WEBSENSE INC                   COMM STK         947684106    2881   200000   SH      SOLE               0        0   200000
XILINX                         COMM STK         983919101   24471   697300   SH      SOLE          435200        0   262100
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